Stock Based Compensation Plans: (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Outstanding Options Number: $0.29 - $0.29	1,079,188
Outstanding Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29
Outstanding Options Aggregate Intrinsic Value: $0.29 - $0.29	$ 3,259,148
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	339 days
Exercisable Options Number: $0.29 - $0.29	1,079,188
Exercisable Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29	$ 1.42	$ 2.39	$ 2.67
Exercisable Options Aggregate Intrinsic Value: $0.29 - $0.29	3,259,148
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	339 days
Outstanding Options Number: $0.73 - $0.73	468,500
Outstanding Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Outstanding Options Aggregate Intrinsic Value: $0.73 - $0.73	1,208,730
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	442 days
Exercisable Options Number: $0.73 - $0.73	468,500
Exercisable Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Exercisable Options Aggregate Intrinsic Value: $0.73 - $0.73	1,208,730
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	442 days
Outstanding Options Number: $1.82 - $1.82	2,635,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	3,926,150
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1099 days
Exercisable Options Number: $1.82 - $1.82	1,966,250
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	2,929,713
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1099 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,320,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	3081 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	680,610
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1489 days
Exercisable Options Number: $2.89 - $2.89	1,055,050
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	443,121
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1489 days
Outstanding Options Number: $0.29 - $2.89	6,753,188
Outstanding Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.77
Outstanding Options Aggregate Intrinsic Value: $0.29 - $2.89	10,395,138
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	1303 days
Exercisable Options Number: $0.29 - $2.89	4,568,988
Exercisable Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.59
Exercisable Options Aggregate Intrinsic Value: $0.29 - $2.89	$ 7,840,712
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	942 days